Stockholders' Equity - Summary of Recognized Share-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation (Income) expense	$ 273,198	$ 58,983
Selling, General and Administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation (Income) expense	213,807	120,850
Research and Development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation (Income) expense	$ 59,391	$ (61,867)